Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income	$ 2,131	$ 1,812	$ 9,589	$ 20,155	$ 6,023
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	200	152	845	494	345
Stock-based compensation	216	106	506	373	902
Allowances for trade discounts and other		(670)	200	2,500	200
Inventory reserves	(112)		55		30
Excess tax benefit from stock-based compensation	(4,201)		(150)
Accretion of imputed interest on purchase of intangible asset	35
Change in fair value of convertible preferred stock warrant liability	13	518	1,726
Amortization of debt discount				144	143
Amortization of deferred financing costs	5	8	10	366	255
Deferred taxes	146	(332)	489	(7,134)
Changes in operating assets and liabilities:
Accounts receivable, net	4,482	5,017	(2,942)	(3,045)	(1,229)
Inventory	(4,282)	(7,146)	(604)	(1,561)	714
Income tax receivable	164
Prepaid expenses, other current and non-current assets	(352)	(61)	(65)	(352)	152
Accounts payable	284	(5,611)	(9,499)	3,735	2,568
Related-party payable	(1,305)	47	1,299	(97)	(178)
Accrued expenses and other non-current liabilities	3,526	(515)	(168)	2,660	(798)
Net cash provided by (used in) operating activities	950	(6,675)	1,291	18,238	9,127
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(735)	(380)	(3,538)	(886)	(373)
Purchase of intangible asset					(191)
Restricted cash					62
Net cash used in investing activities	(735)	(380)	(3,538)	(886)	(502)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from credit facility	735	20,198	72,389	7,344	100,327
Payments to credit facility	(13,531)	(16,774)	(59,593)	(7,344)	(100,327)
Dividends paid			(13,550)	(12,529)	(3,480)
Proceeds from common shares issued in initial public offering, net of issuance costs	11,146
Payment of deferred financing costs				(66)	(289)
Payments of initial public offering costs			(3,368)
Repayment of notes payable				(6,000)
Net repurchase of stock options		(602)	(602)
Excess tax benefit from stock-based compensation	4,201		150
Proceeds from exercises of stock options	1,774		50	26	1
Net cash used in (provided by) financing activities	4,325	2,822	(4,524)	(18,569)	(3,768)
NET INCREASE (DECREASE) IN CASH	4,540	(4,233)	(6,771)	(1,217)	4,857
CASH-Beginning	562	7,333	7,333	8,550	3,693
CASH-End	5,102	3,100	562	7,333	8,550
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest			67	609	728
Cash paid for income taxes			6,153	1,491	400
NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchase of property and equipment funded through accounts payable	40		23
Deferred initial public offering costs funded through accounts payable and accrued expenses			1,975
Conversion of convertible preferred stock into common stock	81,373
Intangible asset acquired by financing transaction			$ 1,023